Letter of Transmittal


       U.S. Securities and Exchange Commission
       Filing Desk
       450 5th. St., N.W.
       Washington, DC 20549

       Re: East End Mutual Funds, Inc.
           CIK No. 0000920261
           File Nos. 811-8408


Commissioners:

Filed herewith on EDGAR in accordance with the provisions of Regulation S-T is post Effective Amendment No. 5 to the captioned Funds's Registration Statement on Form N1-A. Changes have been marked in accordance with Regulation 310, the Articles of Incorporation, By-Laws and Investment Management agreement are incorporated by reference.


                                                  Very Truly Yours


                                           /s/ Aristides M.Matsis, President


                       EAST END MUTUAL FUNDS,INC.
                       POST EFFECTIVE AMENDMENT



       AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON 9/13/00
                                                     FILE NO: 811-8408

                        SECURITIES AND EXCHANGE COMMISSION
                             Washington,D.C. 20549


                              FORM N-1A
       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X/



                  Post-Effective Amendment  No.  /_5_/


                                and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY      /X/

                         ACT OF 1940
                       Amendment No. 4


                     EAST END MUTUAL FUNDS, INC.
          (Exact name of Registrant as Specified in Charter)
                    736 West End Avenue, Suite 3A
                    New York, New York 10025-6245
               (Address of Principal Executive Office)
         Registrant's Telephone Number, including Area Code:
                             212-666-0289

          ARISTIDES M. MATSIS, 736 WEST END AVENUE, SUITE 3A
                      NEW YORK, NEW YORK 10025
               (Name and Address of Agent for Service)
              (Please send a copy of communications to:)
                           Aristides M.Matsis
                     736 West End Avenue, Ste. 3A
                       New York, New York 10025
                             212-666-0289

                 ANNUAL REGISTRATION STATEMENT PURSUANT TO RULE 485

           It is proposed that this filing will become effective
                       immediately upon filing.

          A Rule 24f-2 Notice for the year ended June 30, 2000 was
                     filed on September 13, 2000







                              FORM N-1A
                        CROSS  REFERENCE SHEET


                           Form N-1A Part A

       ITEM NO.                      PROSPECTUS   LOCATION

       1.   Cover Page     .    .    Cover Page


       2.   Synopsis  .    .    .    Shareholder Transaction  Expenses

       3.   Condensed Financial  Information   .    .    Per Share Table


       4.  General Description of Registrant     .    .
                                    Investment Objective of the
                                    Fund; Investment Policies of
                                    the Fund; Other Investment
                                    Policies; Investment Risks;
                                    Who Should Invest; General
                                    Information; Dividends and
                                    Distributions; Taxation

       5.  Management of the  Fund .    .    .    .
                                    Management's Experience;
                                    How the Fund is Managed;
                                    Fund Service Providers

       5A. Management Discussion of  Fund Performance

       6.  Capital Stock and  Other Securities    . General Information

       7.  Purchase of Securities  Being Offered  .    .
                                    How to Invest in the Fund;
                                    How Net Asset Value is Determined
                                    Plan of Distribution;


       8.  Redemption or  Repurchase
                                     How to Sell (Redeem) Your Shares



                           FORM N-1A PART B


           LOCATION IN STATEMENT OF ADDITIONAL INFORMATION

       ITEM NO.

       9.  Pending Legal  Proceedings    .    .    .    None

       10. Cover Page     .    .    .    Cover Page

       11. Table of Contents   .    .    Table of Contents

       12. General Information         The Company;
                                       Description of Predecessor Company
                                       Independent Auditors

       13. Investment Objectives       Investment Objective    .
  .         .                          Policies; Investment
                                       Restrictions

       14. Management of the Fund .    . Investment Manager;
                                       Directors and Officers

       15. Control Persons and  Principal Holders of Securities
           .

       16. Investment Advisory           The Investment Manager
                                         Independent Auditors
                                         See item "Fund Service  Providers"
                                         in Prospectus

       17. Brokerage Allocation          Execution of Portfolio Transactions

       18. Capital Stock and Other Securities
                                         See "General Information"
                                         in  Prospectus

       19. Purchase, Redemption and  Pricing of Securities Being Offered
                                     Additional Purchase and
                                     Redemption Information
                                    .Distribution Plan

       20. Tax Status     .          Tax Information
                                     Tax Distributions of Dividends

       21. Underwriters   .          Not Applicable

       22. Calculations of Performance Data
                                     Measuring Performance

       23. Financial Statements      Independent Auditors' Report;
                                     As of June 30, 2000
                                     Schedule of Investments Statement of
                                     Asset and Liabilities
                                     Statement of Operations
                                     Statement of Changes in Net Assets
                                     Financial Highlights
                                     Notes to Financial Statement






                      PART C  OTHER INFORMATION

          24.  Financial Statements and Exhibits

           (a)  Financial Statements as of June 30, 2000
                  Schedule of Investments
                  Statement of Assets and Liabilities
                  Statement of Operations
                  Statement of Changes in Net Assets
                  Financial Highlights



           (b)  Exhibits
                 Exhibit No.

                (1)  copies of the Charter as now  in effect;       2*

                (2)   Articles of Incorporation                     1*
                      agreement with respect to
                      more than 5 percent of any
                      class of equity securities
                      of the Registrant;

                                 None
                (3)   Copies of any voting trust
                                 None

                (4)  copies of all instruments  Article VI
                     defining the rights of holders of the
                     Securities Section (e)
                     registered including where applicable, the relevant portion of the Articles of Incorporation or bylaws of the
                     Registrant;

                 (5) copies of all investment
                     advisory contracts relating to
                     the management of the assets
                     of the Registrant;

                     Form of Investment Management          5*
                     Agreement between East End
                     Mutual Funds, Inc. with
                     respect to The Capital
                     Appreciation Series and East
                     End Investment Management Company;

                (6)  copies of each underwriting or         16*****
                     distribution contract between
                     the Registrant and a principal
                     underwriter, and specimens or
                     copies of all agreements between
                     principal underwriters and dealers;

                (7)  copies of all bonus, profit sharing,
                     pension or other similar arrangements
                     wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such; any such plan that is not set forth in a formal document, furnish a reasonably detailed description thereof;

                                       none

                (8)  copies of all custodian
                     agreements and depository
                     contracts under Section 17(f)
                     of the 1940 Act with respect
                     to securities and similar
                     investments of the Registrant,
                     including the schedule of remuneration;

                     Form of Custodian Agreement               8***
                     between East End Mutual Funds,
                     Inc. and The Provident Bank;

                 (9)  copies of all other material contracts
                       not made in the ordinary course
                       of business which are to be
                       performed in whole or in part at
                       or after the date of the filing of
                       the Registration Statement;

                     (a) Transfer Agency and Service          9(a)***
                          Agreement between East End
                          Mutual Funds, Inc. and
                          East End Investment Management
                          Company;

                     (b) Pricing of Portfolio                 9(b)***
                         Agreement between East End
                         Mutual Funds,Inc.and East End
                         Investment Management Company;

                     (c)  Administration Agreement for        9(c)***
                          Reporting and Accounting
                          Services between East End Mutual
                          Funds, Inc. and East End
                          Investment Management Company.

                (10) an opinion and consent of counsel       10****
                        as to the legality of the securities
                        being registered, indicating whether
                        they will, when sold, be legally
                        issued, fully paid and non-assessable;

                (11) copies of any other opinions,
                        appraisals or rulings and consents
                        to use thereof relied on in the
                        preparation of this Registration
                        Statement and required by Section 7
                        of the 1933 Act.

                     (a)  Independent Auditors Report     11(a)*****

                     (b)  Consent of Independent Public   11(b)*****
                           Accountants

                 (12)   all financial statements          None
                        omitted from Item 23;

                 (13) copies of any agreements or         None
                     understandings made in
                     consideration for providing the
                     initial capital between or among
                     the Registrant, the underwriter,
                     adviser, promoter, or initial
                     stockholders and written assurances
                     from promoters or initial shareholders
                     that their purchases were made for
                     investment purposes without any
                     present intention of redeeming or
                     reselling;

                (14) copies of the model plan used in the
                     establishment of any retirement plan
                     in conjunction with which Registrant
                     offers its securities, any instructions
                     thereto and any other documents making
                     up the model plan.  Such form(s) should
                     disclose the costs and fees charged in
                     connection therewith;

                     Master Retirement Plan               14(a)***
                     Master Retirement Plan - Profit Sharing
                     Adoption Agreement                   14(b)***
                     Master Retirement Plan - Money Purchase
                     Adoption Agreement                   14(c)***
                     Simplified Employee Pension Plan
                     Adoption Agreement                   14(d)***
                     Self Directed Individual Retirement
                     Account                              14(e)***
                     Standardized Paired Profit Sharing
                     Plan with Trust Agreement            14(f)***

                (15) copies of any plan entered into
                     by Registrant pursuant to Rule 12b-1
                     under the 1940 Act, which describes
                     all material aspects of the
                     financing of distribution of
                     Registrant's shares, and any agreements
                     with any person relating to implement-
                     ation of such Plan;

                     Form of Plan of Distribution         15(a)**
                     to be adopted by East End Mutual
                     Funds, Inc. with respect to the
                     Capital Appreciation Series;         (b)(ii)***

                     Form of Agreement Pursuant to        15(b)***
                     Plan of Distribution between
                     East End Mutual Funds, Inc. with
                     respect to the Capital Appreciation
                     Series and East End Investment
                     Management Company;
                     Form of Selling Agreement            15(b)(ii)*****

              (16) Schedule for computation               16*****
                     of each performance quotation
                     provided in the Registration
                     Statement in response to Item 22
                     (which need not be audited);

    * These Exhibits were filed with Registration Statement        6/02/94
   ** This Exhibit was filed with Pre-Effective Amendment  No.2 -  9/14/94
  *** This Exhibit was filed with Pre-Effective Amendment No.3 - 1/25/95 **** This Exhibit was filed with Post-Effective Amendment No.5 - 9/13/00
***** This Exhibit was filed with Post-Effective Amendment No.5 -  9/13/00


              (25)  Persons Controlled by or Under Common Control
                    With Registrant

                    See Caption "Control Persons and Principal
                    Holders of Securities" in the
                    Statement of Additional Information

              (26)  Number of Holders of Securities

                       (a)  Title of Class

                            Common Capital Stock, $.001 par value

                       (b)  Number of Record Holders



              (27).  Indemnification

                      (a) General.  The Articles of Incorporation
                          (the "Articles") of the Corporation provide that to the fullest extent permitted by Maryland statutory and decisional law and the Investment Company Act of 1940, no director or officers of the Corporation shall be personally liable to the Corporation or its shareholders for money damages.

                          The Articles further provide that the
                          Corporation shall indemnify;

               (1) its directors and officers, whether serving the
                   corporation, or at its request, any other entity, to the full extent permitted or required by the general laws of the State of Maryland now or hereafter in force, including the advancing of expenses under the procedures and to the full extent permitted by law, and

              (2) its other employees and agents, to such extent as shall be authorized by the Board of Directors, the Corporation's By-Laws and permitted by law.
                   The foregoing rights indemnification are not exclusive of any other rights to which those seeking indemnification may be entitled. The
                   Board of Directors may take such action as is necessary to carry out the indemnification provisions and is expressly empowered to adopt, approve, and amend,from time to time, such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law.

                   The Articles further provide that no amendment of the Articles of Incorporation shall limit or eliminate the right to indemnification provided, with respect to acts or omissions occurring prior to such amendment. Nothing contained in the Articles shall be construed to authorize the Corporation to indemnify any officer or director of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he or she is subject by reason of willful malfeasance, bad faith,gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the Investment Company Act of 1940.

                   The By-Laws of the Corporation provide that the Corporation shall indemnify any individual who is a present or former director or officer of the Corporation and who, by reason of his or her position was, is or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (hereinafter collectively referred to as a "Proceeding") against judgments, penalties, fines, settlements and reasonable expenses actually incurred by such director or officer in connection with such Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law.

               (b) Disabling Conduct. The By-Laws provide that nothing therein shall be deemed to protect any director or officer against any liability to the Corporation or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (such conduct hereinafter referred to as "Disabling Conduct"

                    The By-Laws provide that no indemnification of
                    a director or officer may be made unless: (1) there
                    is a final decision on the merits by a court or
                    other body before whom the Proceeding was brought
                    that the director or officer to be indemnified was not liable by reason of Disabling Conduct; or (2) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the director or officer to be indemnified was not liable by reason of Disabling Conduct, which determin-ation shall be made by: (i) the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

               (c) Standard of Conduct. Under Maryland law, the Corporation may not indemnify any director if it is proved that:

               (1) the act or omission of the director was material to the cause of action adjudicated in the Proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty; or (2) the director actually received an improper personal benefit; or
               (3) in the case of a criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. No indemnification may be made under Maryland law unless authorized for a specific proceeding after a determination has been made, in accordance with Maryland law, that indemnification is permissible in the circum-stances because the requisite standard of conduct has been met.

               (d) Required Indemnification. Maryland law requires that a director or officer who is successful, on the merits or otherwise, in the defense of any Proceeding shall be indemnified against reasonable expenses incurred by the director or officer in connection with the Proceeding.
                    In addition, under Maryland law, a court of appropriate jurisdiction may order indemnification under certain cir-cumstances.

               (e) Advance Payment. The By-Laws provide that the Corporation may pay any reasonable expenses so incurred by any director or officer in defending a Proceeding in advance of the final disposition thereof to the fullest extent permissible under Maryland law. In accordance with the By-Laws, such advance payment of expenses shall be made only upon the undertaking by such director or officer to repay the advance unless it is ultimately determined that such director or officer is entitled to indemnification, and only if one of the following conditions is met:
                (1) the director or officer to be indemnified provides a
                    security for his undertaking;
                (2) the Corporation shall be insured against losses arising by reason of any lawful advances; or
                (3) there is a determination, based on a review  of
                    readily available facts, that there is reason to believe that the director or officer to be indemnified ultimately will be entitled to indemnification which determination shall be made by:
                (i) a majority of a quorum of directors who are neither
                    "interested persons" of the Corporation, as defined in
                    Section 2(a)(19) of the Investment Company Act of 1940,
                    nor parties to the Proceeding; or (ii) an independent
                    legal counsel in a written opinion.

                (f) Insurance.  The By-Laws provide that, to the fullest
                    extent permitted by Maryland law and Section 17(h) of the Investment Company Act of 1940, the Corporation may purchase and maintain insurance on behalf of any officer or director of the Corporation, against any liability asserted against him or her and incurred by him or her in and arising out of his or her position, whether or not the Corporation would have the power to indemnify him or her against such liability.

                (g) Public Policy Presumption under the Securities Act of 1933 and Undertaking Pursuant to Rule 484(b)(1) under the 1933 Act. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Registrant's By-Laws or other-wise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemni-fication is against public policy as expressed in the Act and is, therefore, unenforceable.

                    In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemni-fication by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

               (28) Business and Other Connections of Investment Adviser

                    Aristides M.Matsis has been managing trusts, pension plans and private accounts in connection therewith has been investing and reinvesting the these assets.

               (29) Principal Underwriter

                    The Fund does not have a principal underwriter

               (30) Location of Accounts and Records

                    The books and records of the Fund, are maintained at East End Investment Management Company, 736 West End Avenue, Suite 3A, New York, NY 10025.

               (31) Management Services

                    There are no management service contracts not described in Part A or Part B of this Form N-1A

               (32) Undertakings

                    (a) Registrant agrees that the Directors of East End
                        Mutual, Funds, Inc. will promptly call a meeting of shareholders for the purpose of acting upon questions of removal of a director or directors, when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.


              CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS

We consent to the use of our report, dated August 2, 2000 , in the annual financial statements and financial highlights of the East End Mutual Funds, Inc. - Capital Appreciation Series, which is included in Part A and Part B in Post Effective Amendment No. 5 to Registration Statement No. 4 under the Securities Act of 1933 and included in the Prospectus and Statement of Additional Information, as specified, and to the reference made to us under the caption "Independent Auditors" in the Statement of Additional Information.

August 2, 2000

Abington Pennsylvania
Sanville & Company

Certified Public Accountants



                              SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post Effective Registration to the Statement to be signed on its behalf by the undersigned, hereunto duly authorized in New York, New York, on the 13th. day of September, 2000.


                     EAST END MUTUAL FUNDS, INC.


               By:    /s/ Aristides Matsis,  President















                                   PROSPECTUS


                                      OF

                            EAST END MUTUAL FUNDS, INC.

                           CAPITAL APPRECIATION SERIES

The East End Mutual Funds, Inc. Capital Appreciation Series (the "Fund") is a series of East End Mutual Funds, Inc.(the "Company"), an open-end, diversified, management investment company registered as such under the Investment Company Act of 1940. The Company may, from time to time, issue additional series, which will have different investment objectives from those of the Fund. This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 13, 2000, has been filed with the U.S. Securities and Exchange Commission and is incorporated in its entirety by reference and is available, without charge, upon written request to the Fund at East End Mutual Funds, Inc., 736 West End Avenue, Ste. 3A, New York, New York 10025, by calling
1 877 309-6565 or downloading it from our website at WWW.EASTEND-MUTUALFUNDS.
COM

As with all mutual funds the Securities and Exchange Commission has not approved or disapproved these securities or passed on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                    Prospectus dated: September 13, 2000

This document shall not be an offer to sell or a solicitation of or an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to qualification under the securities law of any such state.






                          TABLE OF CONTENTS

                                                                   PAGE
Shareholder Transaction Expenses.................................   3

Costs ...........................................................   3

Financial Highlights.............................................   4

Risk Return Chart and Table......................................   5

Investment Objective of the Fund.................................   5

Investment Policies of the Fund..................................   6

Other Investment Policies and their Risks........................   7

Investment Risks.................................................   8

Portfolio Turnover...............................................  10

Who Should Invest................................................  10

How the Fund is Managed..........................................  11

Brokerage Allocation.............................................  12

Fund Service Providers...........................................  12

How to Invest in the Fund........................................  13

How Net Asset Value is Determined................................  14

Plan of Distribution.............................................  15

How to Sell (Redeem) Your Shares.................................  15

General Information..............................................  17

Dividends and Distributions......................................  17

Taxation.........................................................  18



    This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Maximum Sales Load Imposed on Purchases..........................  None

Maximum Sales Load Imposed on Reinvested Dividends...............  None

Deferred Sales Load..............................................  None

Redemption Fees..................................................  None

Exchange Fee.....................................................  None


 ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

 Management Fees................................................. 1.00%

 12b-1 Fees......................................................  .00

 Other Expenses..................................................  .87

 Total Fund Operating Expenses................................... 1.87%



    (1) Although not contractually obligated to do so, the Manager waived certain amounts during the past fiscal year. The Fund paid for the fiscal year ended June 30, 2000, 1.80% in expenses.

    The purpose of this table is to assist you in understanding the various costs and expenses that you would bear, directly or indirectly, as an investor of the Fund.

                                  EXAMPLE

    The following Example is intended to help you compare the cost of investing in Shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund's shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the Table and remain the same.Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    1 Year $189  3 Years $585  5 Years $1,006  10 years $2,167

    This example should not be considered a representation of past or future expenses or performance. Actual expenses and performance may be higher or lower than those shown.





                              FINANCIAL HIGHLIGHTS
           EAST END MUTUAL FUNDS, INC. - CAPITAL APPRECIATION SERIES
                       Selected Data for a Share of Stock
                             Throughout each Period
                                                                    Oct 2,1995
                                                Year Ended June 30,       to
                                          2000   1999    1998    1997    1996

PER SHARE OPERATING PERFORMANCE
Net Asset Value Beginning of Period ($)  10.160   9.500  10.340  13.730  10.480
INCOME FROM INVESTMENT OPERATIONS:
Net Investment  Loss                     (0.018) (0.130) (0.290) (0.370) (0.007)
NET REALIZED AND UNREALIZED GAIN
OR  (LOSS) ON INVESTMENTS                10.858   0.790  (0.550) (2.083)  3.335

TOTAL FROM INVESTMENT OPERATIONS         10.840   0.660  (0.840) (2.453)  3.328

LESS DISTRIBUTIONS:
Distributions from Net Realized Gain                              0.937   0.078

TOTAL DISTRIBUTIONS                                               0.937   0.078

NET ASSET VALUE END OF PERIOD ($)        21.000  10.160   9.500  10.340  13.730

TOTAL RETURN (%)                        106.693   6.947  (8.124)(17.870) 31.760

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to Average
Net Assets (%)*                           1.801   2.668   3.057   4.840   2.770
Average Net Assets (%) *                 (1.488) (1.411) (2.658) (3.670) (0.910)
Portfolio Turnover Rate (%)              42.139  77.364  86.840  26.980  65.810
Net Assets, End of Period ($)           462,224 224,490 209,872 235,139 284,414

 * annualized

    The accompanying  notes are an integral part of these financial statements





















    The bar chart shows variability of the Fund's shares as a percent change of net asset value on a fiscal year basis. During the 4 3/4 year period shown in the bar chart, the highest return for a 12 month period was 106.69% for the last fiscal year ending June 30, 2000 and the lowest return was -17.87% for the 12 month period ending June 30,1997.
                                  RISK RETURN TABLE


    Average Annual Total Returns
    For the periods ending          Past Year      Past 4 3/4 Years
    June 30, 2000                                   10/95 to 6/00

    East End Capital
    Appreciation                    125.21 %           26.36 %

    Standard & Poor's 600 Index
                                    12.70 %            16.92 %

    Russell 2000 Index
                                    16.20 %            15.03 %


  S & P 600 is the Standard & Poor's composite Index of 600 Stocks, and the
  Russell 2000 are widely recognized unmanged index's of common stock prices dividends and distributions are included, expenses have not since Index's have none.

  The Fund's total return over its last fiscal year ending June 30,2000 relative to the Standard and Poor's 600 and Russell 2000 both are broad based unmanaged market index's with similar investment objectives as the Fund were as follows: the Fund's fiscal one year return was 125.21%, the Standard and Poor's 600 Index was 12.70% and the Russell 2000 16.20%.

  Past performance may not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

                         PRINCIPAL RISKS OF THE FUND

    There are risks common to all mutual funds. The following is a summary description of these risk factors. A complete description of the risks can be found in "Principal Risks of Investing in the Fund". For example a fund's share price may decline and an investor could lose money if his cost was above his sale price. Also there is no assurance that a fund will achieve its investment objective. An investment in the Fund does not necessarily constitute a balanced investment program for any one investor. The risk posed by the fact that the :
    (1) value of equity securities rise and fall, (2) smaller market capitalization companies tend to have fewer share holders, less liquid-ity, more volatility, unproven business records, limited product or service base and limited access to capital and (3) foreign economic, political or regulatory conditions may be less favorable than those of the United States.

                       INVESTMENT OBJECTIVE OF THE FUND

    The investment objective of the Fund is to provide capital appreciation.
    Income is a secondary objective. While current income will be considered in making Fund investments, it will be of secondary importance.
    The Fund's investment objective may not be changed without shareholder approval. No assurance can be given that the Fund will attain its objective
    Investors may wish to reduce the potential risk of investing in the Fund by purchasing shares on a regular, periodic basis (dollar cost averaging) rather than making an investment in one lump sum.

                      INVESTMENT POLICES OF THE FUND

    The  East  End  Investment  Management Company, the Fund's Manager
    (hereafter sometimes the "Manager") seeks capital growth and secondarily income by investing the Fund's assets principally in the common stock of companies which, in the Manager's judgment, are exhibiting and are expected to continue achieving above average growth in share appreciation. The management of those companies selected will have plans to introduce or will have introduced new products, services or marketing innovations that are unique and perceived as needed in the marketplace. However, there is always the risk that the new products or services that are introduced will not be well received or a marketing innovation will be unsuccess-ful.
    The Manager generally expects the companies selected to gain market share within their industry, to maintain yearly gains in sales growth.
    Two major elements of the disciplined selection process are (1) above average earnings growth and (2) better than average relative price performance of the company's stock. Both fundamental and technical market research are used to locate emerging new potential leaders in an industry.
    The Fund may invest in securities traded on the New York Stock Exchange, NASDAQ, the American Stock Exchange and in the over-the-counter market.

    When the Manager perceives that the relative risks and rewards of holding equities are less than for debt instruments, as for example when the risk of holding U.S. Treasury bonds is offset by the probable rewards of falling long-term interest rates or when equities are deemed to be over-valued., the investment manager may invest in obligations of the U.S.
    Government, its agencies and instrumentalities, obligations of foreign governments and corporate bonds with investment grade ratings by Standard & Poor's Corporation ("Standard & Poor's"). Up to 50% of the Fund's assets may be invested in the debt instruments described.

    Obligations of certain agencies and instrumentalities of the U.S.
    Government, such as those of Government National Mortgage Association, are supported by the full faith and credit of the U.S.Treasury; others, such as the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing
    Association,  are  supported  only by the credit of the  instrumentality.
    No assurance can be given that the U.S. Government would provide financial support to U.S. Government sponsored instrumentalities, if it is not obligated to do so by law.

    The Manager may also invest up to 10% of the Fund's portfolio in a diversified group of high yielding, below investment grade corporate debt securities. No investments will be made in securities that are rated below BBB by Standard & Poor's nor in un-rated securities. Securities rated less than BBB by Standard & Poor's are classified as non-investment grade debt securities or "junk bonds". These securities generally have a higher yield but also present higher risks than investment grade bonds.
    The risks include higher likelihood of default by the issuer, greater price volatility, difficulty in disposing of or valuing the securities under certain market conditions, and the possible adverse effects of economic recession, interest rate increases and changes in public perceptions of the market for these investments. These securities are predominantly speculative. Such securities are considered as speculative by the major credit rating agencies.

    Purposes Investing for Defensive

    During periods when the Manager deems it advisable for the Fund's portfolio to be more conservatively positioned as when significant adverse market or economic circumstances require immediate action to avoid losses, the investment adviser will invest in short-term liquid and high-grade debt securities that present minimal credit and interest rate risk.

    Such investments will include bank obligations, commercial paper (which are unissued promissory notes issued by corporations) and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or by foreign governments.

    Bank obligations include U.S. dollar-denominated certificates of deposit, bankers' acceptances and short-term time deposits, issued or supported by the credit of United States Government or issued or supported by the credit of a foreign government.

    Commercial paper purchased by the Fund may include, in addition to that issued by U.S. corporations, obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations and Euro-paper, which is U.S.
    dollar-denominated commercial paper of a foreign issuer.

    The investment policies of the Fund are, as described above,not fundamental and may be changed without shareholder approval.

                  OTHER INVESTMENT POLICIES AND THEIR RISKS

    The Fund may also engage, subject to the limitations set forth, in the following investment practices, each of which may involve certain risks. See "Risk Factors", p._7__. Percentage investment limitations will be considered only at the time of investment. The Statement of Additional
    Information contains more detailed information about some of these investment practices, including limitations designed to reduce risk.
    The following investment policies may be changed without shareholder approval.

    Lending Portfolio Securities

    The Fund may lend its investment securities constituting up to 25% of its total assets to qualified institutional investors for the purpose of realizing additional income. A loan of portfolio securities may be either short-term (less than nine months) or long-term. The risk of lending port-folio securities consists of possible delays in receiving the securities or possible loss of rights in the collateral should the borrower fail financially. Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S.
    Government or its agencies. The collateral will equal, at all times, at least 100% of the current market value of the loaned securities. The
    Fund will have the right to obtain the return of the loaned securities on five-days notice.

    "WHEN-ISSUED" SECURITIES

    The Fund may occasionally purchase securities on a "when-issued" basis, for payment and delivery at a future date, typically 15 to 45 days after the commitment to purchase. It is anticipated that such "when-issued" securities will principally be equity securities. The price is generally fixed on the date of commitment to purchase and the value of the security is thereafter reflected in the Fund's net asset value. At the time of settlement, the market value of the security may be more or less than the purchase price. When the Fund purchases "when issued" securities, a segregated account will be established and maintained with the Fund's custodian in an amount equal, at least, to the when-issued commitments consisting of cash or high-quality liquid debt instruments.

    Warrants

    The Fund also may invest up to 5% of its net assets in warrants. A reason for investing in warrants is to permit the Fund to participate in an anticipated increase in the market value of a security without having to purchase the security to which the warrants relate. Warrants convey no rights to dividends or voting rights, but only an option to purchase equity securities of the issuer at a fixed price. If such securities appreciate,the warrants may be exercised and sold at again, but a loss will be incurred if such securities decrease in value or the term of the warrant expires before it is exercised. The 5% limitation does not include warrants acquired by the Fund in units or attached to other securities.

                              FOREIGN INVESTMENTS

    The purchase of foreign securities allows the Manager the flexibility to invest globally when the U.S. market lacks sufficient investment opportunities. The securities of certain foreign issuers are listed directly on one or more national securities exchanges or on NASDAQ. These securities may be bought and sold in the same manner as the securities of U.S. issuers traded there. The securities of other foreign issuers are represented by American Depository Receipts ("ADRs"). ADRs are certificates issued by a U.S. depository bank or trust company and represent the right to receive securities of a foreign issuer deposited with such depository bank or a non-U.S. branch of such depository bank. ADRs are traded on one or more national security exchanges, on NASDAQ or in the over the counter market. Investment in ADRs has certain advantages over direct investment in foreign securities traded in foreign markets as for example:

    (i)   ADR's are U.S. dollar denominated investments which are  easily transferable  and  for which market quotations are readily available; and
    (ii) Issuers  whose  securities  are represented by ADRs are  subject  to the same auditing, accounting and financial reporting standards as domestic issuers. Fee  structures  differ  widely  among  ADRs. The depository bank charges  an  issuance  fee  when an  ADR is created and a similar charge, called  a cancellation fee, is levied when the underlying shares are sold back into the local market.  Certain depository banks  charge  fees other than the issuance and cancellation fees, for example, dividend fees and
    rights issuance fees as well. ADRs  may   be  sponsored  by  the  issuing
    depository  bank  or  un-sponsored.  Un-sponsored  ADRs are riskier. The information  available  about  them  may  not  be current or may be incomplete, they are  less  liquid  and  since most of them are traded in the over-the-counter market, the spread between the bid and asked prices are wider, meaning higher transaction costs. The Fund may invest up to 25%
    of net assets in U.S. dollar denominated American Depository Receipts, both sponsored and un-sponsored. Foreign  investments  may  be affected
    favorably or unfavorably by   changes  in  currency  exchange  rates  and
    by  currency  control  regulations. There may  be  less publicly available information about  a foreign company than about a U.S. company.  Securities of some foreign companies are less liquid or more volatile than securities of  U.S. companies. Investments in foreign securities can  involve  other risks  different  from  those affecting U.S. investments, including local political and economic developments, expropriation and nationalization of assets  and imposition of withholding taxes on dividends or interest payments.

    Closed-End Investment Companies

    The Fund may also invest up to 10% of its total assets in shares of closed-end investment companies that invest in the securities of issuers located in particular countries. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. If the Fund acquires shares of closed end investment companies, shareholders would bear both their proportionate share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies.


                                 PORTFOLIO TURNOVER

    Although investments are generally made for the long term, the Manager retains the right to trade securities actively for short-term trading profits, irrespective of how long they have been held, if the objective of the Fund would be better served. The annual portfolio turnover of the Fund for the fiscal year June 30,2000 was 42.139%. A turnover rate of 100% would occur, for example, if the value of all of the securities held in the Fund's portfolio were replaced within a one-year period. A high turnover rate involves correspondingly higher brokerage commission expenses which would have to be borne directly by a fund. It may also affect the character of capital gains, if any, realized and distributed by a fund since short-term capital gains are taxable as ordinary income.

    The Fund is subject to certain types of risks. It is subject to the risks of the securities markets in which the portfolio securities of the Fund are traded. Securities markets are cyclical the prices of the securities traded in such markets rise and fall at various times. These cyclical periods may extend over significant periods of time. The Fund is also subject to the risk that the Manager will not be successful in managing the Fund's portfolio at times. The Manager will make decisions on buying, selling or holding portfolio securities based upon the skills of the Manager in interpreting the available economic, financial and market data.

    Investors should also be aware that certain of the investment policies of the Fund described above under Other Investment Policies may be deemed aggressive and will entail greater than average risk to the extent such policies are implemented. Risks associated with such policies are set forth above under the descriptions for such policies. Certain fundamental investment restrictions which are described in the Statement of Additional
    Information have been adopted with respect to the Fund. These restrictions are deemed to be fundamental and may not be changed without shareholder approval.

                               WHO SHOULD INVEST

    The Fund is intended for investors who are seeking growth of capital and income. Although the Fund's Manager may consider current income when making Fund portfolio investments, it is of secondary importance. Investors should not consider the Fund a substitute for fixed income investments.


                            HOW THE FUND IS MANAGED

    The business affairs of the Fund are managed under the general super-vision of the Company's Board of Directors. The Company's officers, its employees and the Manager are responsible for the day-to-day operations of the Fund. East End Investment Management Company, 736 West End Avenue,
    Suite 3A, New York, NY 10025 (the "Manager") serves as the Fund's invest-ment manager. The Manager does not provide investment management services to any other mutual funds. Under the terms of the Investment Management
    Agreement, the Manager, for the fee described below, manages the investment and reinvestment of the assets contained in the Fund's portfolio and continuously reviews, supervises and administers the Fund's investment program. The Manager is subject to the authority of the Company's Board of Directors.

    Aristides M. Matsis is responsible for the day-to-day management of the Fund's portfolio also president, treasurer and a director of the Fund and the Manager. Mr. Aristides M. Matsis is a private investor in stocks, bonds and real estate for the past thirty five years. Since 1993, He has been continuously registered with the U.S. Securities and Exchange Commission as an investment advisor and has managed a series of private investment trusts with similar investment objectives as the Fund since 1987 and the assets of the Fund since 1995.

    The Manager will receive a fee, payable monthly, for the performance of its services at an annual rate of 1% on the first $500 million of the average net assets of the Fund and 3/4 of 1% on average net assets in excess of $500 million. The fee will be accrued daily at the rate of 1/365 of 1% for the purpose of determining the offering and redemption price of the Fund's shares. The Fund shall bear all of its expenses and all expenses of the Fund's organization, operation and business not specifically assumed or agreed to be paid by the Manager. The Manager will pay or provide for the payment of the cost of such office space, office equipment and office services as are adequate for the Fund's needs; provide competent personnel to perform all of the Fund's executive, administrative and clerical functions not performed by Company employees or agents on behalf of the Fund; and authorize persons who are officers, directors and employees of the Manager who may be designated as directors, officers, and committee members of the Company to serve in such capacities at no cost to the Company or the Fund.

    The Fund pays all of its other costs and expenses including, among others, interest; taxes; fees and expenses of directors who are non-interested persons; administrative and distribution expenses related directly to the issuance and redemption of Fund shares; expenses of report-ing or qualifying shares for sale; charges of custodians and transfer and other agents; costs of preparing, printing and mailing reports and notices to shareholders; charges for legal and auditing services, and other fees and expenses of every kind not expressly assumed by the Manager.
    See the Statement of Additional Information for a detailed listing of such costs and expenses.

    The Manager may elect, from time to time, to defer the receipt of some part or all of its management fee or advance money for expenses in order to keep the Fund's annual operating expenses at or below the 2% of average net assets. Any management fee or portion thereof thus deferred and expenses advanced will be subject to recoupment by the Manager and reimbursement by the Fund, at any time within the three years following the deferral or advancement; provided, the Fund is able to make such reimbursement and further provided, that such payment would not adversely affect the Fund's tax status or have any other adverse tax impact on the Fund or its shareholders. Any deferrals will be shown on the Fund's books as a contingent liability until such time as it is extinguished or expires. The liability of the Fund to make such reimbursement which, as noted, is a contingent liability, takes place at the time the advancement or deferral of expenses occurs.

                                BROKERAGE ALLOCATION

    The Investment Management Agreement authorizes the Manager to select brokers and dealers for the placing of brokerage orders. In placing brokerage orders, the Manager will use its best efforts to obtain the most favorable prices and executions. The determination of what may constitute the most favorable price and execution in a brokerage order involves a number of factors, including the overall direct net economic result to the Fund (involving both price paid or received, and any commissions or other costs paid), and the efficiency with which the transaction is effected.
    The sale of Fund shares may be considered when determining the firms which are to execute brokerage transactions for the Fund. The Manager is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recogni-tion of the value of brokerage and research services provided by the broker.

    Investment decisions for the Fund will be made independently from those for other accounts that may be managed, from time to time, by the Manager.
    Investments for such other accounts may also be made in the same securities as the Fund. When a purchase or sale of the same security is made contemporaneously on behalf of the Fund and another account, available investments or opportunities for sales will be executed in a manner which the Manager deems to be equitable. In some instances, this procedure may affect the price paid or received by the Fund or the size of the investment position obtained or sold by the Fund.

                              FUND SERVICE PROVIDERS

    The Fund could not function without the services provided by certain companies. In addition to the investment management services provided by the Manager, some of the additional services provided by East End Invest-ment Management Company and by others are listed below.

    Custodian;

    Provident Bank, Cincinnati, Ohio 45202 (the "Custodian") holds the invest-ments and other assets that the Fund owns. The Custodian is responsible for receiving and paying for securities purchased; delivering against payment for securities sold; receiving and collecting income from invest-ments; making payments covering expenses of the Fund, and performing other administrative duties, all directed by persons authorized by the Fund.
    The Custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Fund.

    Portfolio securities of the Fund purchased in the United States are main-tained in the custody of the Custodian, and may be entered in the Federal Reserve Book Entry System, or the security depository system of The Depository Trust Company.

    Transfer and Administrative Services, Accounting Services and  Portfolio
    Pricing Services; East End Investment Management Company, 736  West End
    Avenue, Suite 3A, New York, New York 10025. provides transfer agency, administrative and portfolio pricing services for the Fund. Its function is to maintain, accurately, the account records of the Fund and of all shareholders in the Fund as well as to administer the distribution of income earned as a result of investing in the Fund. East End Investment
    Management Company also provides accounting services to th Fund including portfolio accounting services, expense accrual and payment services, valuation and financial reporting services, tax accounting services and compliance control services.

                             HOW TO INVEST IN THE FUND

    Initial Investments

    To open a new account-complete and return, by mail, a New Account Applica-
    tion (a New Account Application Form is included with this Prospectus and
    any required legal documentation together with  your   check   or   money
    order, or you may download the Prospectus and New Account Application
    from our website at  WWW.EASTEND-MUTUALFUNDS.COM   The completed  New
    Account Application, together with  your  check  or money order and any additional documentation required should  be mailed to East End  Mutual
    Funds, Inc., 736 West End Avenue, Suite 3A, New York, New  York  10025.
    The amount of your first purchase must be $1,000.   If you need assistance
    with the account registration form or have  any  questions, please call our
    Investor Information Department at 1-877-309-6565.  Note:  For other types of account registrations such as for corporations, partnerships, trusts  or other organizations, please call the Investor Information Department to determine which additional forms you will need. Your Fund shares  will  be purchased at the next determined net asset value after your investment has been received.

    Subsequent Investments

    Subsequent investments must be in the amount of  $250 or more. To make a subsequent investment:
   * Detach and complete the stub attached to your account receipt or statement from your previous investment.

   *    Make your check or money order payable to East End  Mutual Funds, Inc.

   *    Write your shareholder account number on the check.

    Mail your check and investment form to East End Mutual Funds, Inc., 736 West End Avenue, Suite 3A, New York, New York 10025.

    All investments must be made in U.S. dollars and to avoid fees and delays, your check should be drawn only on a U.S. bank. A charge may be imposed if any investment check is not honored.

    The Company reserves the right, in its sole discretion, to  withdraw  all or any part of the offering made by this prospectus or to reject purchase orders, when in the judgment of management, such withdrawal  or  rejection is in the best interest of the Fund. The  Fund  also reserves the right at
    any time to waive or increase  the   minimum investment requirements
    applicable to initial or subsequent investments. No share purchase applica-
    tion is binding till accepted by the Fund. Stock certificates will not be issued. All investor accounts are  maintained on a "book-entry" basis.
    Following any investment, the investor will receive a printed confirmation stating the amount invested, the per share price at which the investment was  made, and the number of shares purchased.

                       HOW NET ASSET VALUE IS DETERMINED

    The price of the Fund's shares is based on the net asset value of the Fund, which is determined once daily as of 4:00 p.m. East Coast time on each day that the New York Stock Exchange is open for business. The per share net asset value of the Fund is determined by dividing the total value of its securities and other assets, less liabilities, by the total number of its shares outstanding. In determining net asset value, securities are valued at the last reported sales price or in the case of securities where there is no reported last sale, the closing bid price. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by or under the supervision of the Company's
    Board of Directors in accordance with methods which have been authorized by the Board. Short term debt obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value, unless the Manager determines conditions indicate otherwise.

    Taxation Identification Numbers

    Shareholders are required by law to provide the Fund with their correct social security or other taxpayer identification number ("TIN"), regardless of whether they file tax returns,failure to do so may subject a shareholder to penalties. Failure by a shareholder to provide a correct TIN or properly to complete the New Account Application, could result in backup withholding by the Fund of an amount of income tax equal to 31% of distributions, redemptions or other payments made to the shareholder's account. Any taxes so withheld may be credited against taxes owed on the shareholder's federal income tax return. Once withholding is established, all withheld amounts will be paid to the Internal Revenue Service, from whom such shareholder should seek any refund. If withholding is commenced with respect to any shareholder account, the shareholder should consult with the shareholder's attorney or tax advisor or contact the Internal Revenue
    Service directly.

    If a shareholder is a non-resident of the United States or other foreign entity, a completed Form W-8 should be provided to the Fund in order to avoid backup withholding on distributions, redemptions or other payments made by the Fund. Payments made to the account of such a shareholder by the Fund may be subject to federal income tax withholding of up to 30% of the amount of such payment in lieu of backup withholding. The amount of backup withholding will change if the tax code so requires in the future.

    A shareholder which is an exempt recipient must furnish its TIN. Exempt recipients include: certain corporations, tax-exempt pension plans, Keogh and IRA accounts, governmental agencies, financial institutions and reg-istered securities and commodities dealers.

    For further information regarding backup withholding, see Section 3406 of the Internal Revenue Code and consult with a tax advisor. Information for Clients of Brokers or Other Financial Organizations:

    If you are a client of a securities broker or other financial organization, you should note that they may charge their clients a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. Please refer to their program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

                             PLAN OF DISTRIBUTION

    The Fund has adopted a Distribution Plan pursuant to which the Fund may incur distribution expenses of up to one half of one percent (0.50%) per annum of the Fund's average daily net assets. The Plan of Distribution provides that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares including, but not limited to, direct mail promotions; television, radio, internet, newspaper, magazine and other types of mass media advertising; compensation of persons engaged in the marketing and sale of Fund shares; costs of preparing printing, distributing prospectuses and reports to prospective shareholders; costs involved in preparing, printing and distributing sales literature, and the Fund's costs of obtaining information, analyses and reports with respect to market and promotional activities on behalf of the Fund that the Manager deems advisable.

                       HOW TO SELL (REDEEM) YOUR SHARES

    You may sell (redeem) your shares at any time this must be done in writing by the shareholder.

           By Mail:  Sale requests should be mailed to:
                          East End Mutual Funds, Inc.
                          736 West End Avenue, Suite 3A
                          New York, NY 10025-6245

    Should you wish to send your redemption request by overnight courier, the request for redemption should be sent to:

                          East End Mutual Funds, Inc.
                          736 West End Avenue, Suite 3A
                          New York, NY 10025-6245

    The selling price of the shares being redeemed will be the per share net asset value next calculated after receipt of required documents in Good Order. Good Order means that the request must include:


           1.   Your name as shown on the statement and account number
           2.   The number of shares to be sold (redeemed) or dollar amount.
           3. The signatures of all account owners exactly as they are registered on the account.
           4.   Required signature guarantees.
           5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

    Signature Guarantees -

    A signature guarantee of each owner is required to redeem shares for transactions and in the following additional situations:

(i)  if  you change the ownership on your account; and
(ii) if a change of address request is made, a redemption will not be processed until a signature guarantee is received in proper form.

Signature Guarantees may be obtained from your bank or stock broker. Signature guarantees are designed to protect both you and the Fund from fraud. To obtain a signature guarantee you should visit your commercial bank,trust company, broker-dealer or other member of a national securities exchange, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions, and be accompanied by the words stamped
"Signature Guarantee."

    Redemption at the Option of the Fund

    If the value of the shares in a shareholder's account is less than $1,000, the Company may notify the shareholder that, unless the shareholder's Fund account is increased to $2,000 in value, it will redeem all the share-holder's shares and close the account by paying the shareholder the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. The Company will give the shareholder thirty days after it sends the notice to bring the account to $1,000 before any action is taken. This minimum balance requirement does not apply to IRAs, Keogh's and other tax-sheltered investment accounts. The Company reserves this right because of the expense to the Fund of maintaining very small accounts.

                                 GENERAL INFORMATION

    East End Mutual Funds, Inc. was organized on December 22, 1993 as a corporation under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission as an open-end, diversified, management investment company of the series type. It is authorized to issue two million shares of $.001 par value common capital stock. The
    Company's Articles of Incorporation permit its Board of Directors to classify unissued shares into one or more classes. Pursuant to this provision, the Board has authorized the issuance of one million shares of the Fund. While the Fund is currently the only series of the Company, the Board of Directors may, from time to time, issue other series, the assets and liabilities of which will be separate and distinct from any other series.

    Shares issued with respect to the Fund have no preemptive, conversion or subscription rights. Each whole share will be entitled to one vote as to any matter on which a vote is authorized and each fractional share shall be entitled to a proportionate fractional vote. Shareholders have equal and exclusive rights as to dividends and distributions, as declared by the Company with respect to the Fund, and to the net assets of the Fund upon liquidation or dissolution. The shareholders of the Fund, as a separate series of the Company, vote separately on matters affecting only the Fund (e.g. approval of the Investment Management Agreement, a change in investment policy); all series of the Company will vote as a single class where the interests of each class in the matters to be acted upon are identical.

                            DIVIDENDS AND DISTRIBUTIONS

    The Company currently intends to distribute all of the Fund's net invest-ment income and net capital gains, if any, at least annually. Such distribution will consist of substantially all of the net investment income for the fiscal year plus substantially all of the net long and short term capital gains for the twelve month period ending on December 31.
    A second distribution, if required to avoid the imposition of tax on the Fund, will be declared and paid following the end of the Fund's Taxable year and will include any undistributed net investment income and net capital gain for such taxable year, to the extent deemed necessary by the Company. The amount and frequency of distributions by the Company with respect to the Fund are not guaranteed and are subject to the discretion of the Company's Board of Directors. Dividends paid by the Company with respect to the Fund are derived from its net investment income.

    The Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on money market instruments and other fixed-income obligations held in its port-folio.

    The Fund realizes capital gains when it sells a security for more than it paid for it. The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year. Gains on securities sales held for 90 days or less shall not exceed 30% of the Fund's income including capital gains as long as such sale is considered as a disqualification as a regulated investment company under the Internal Revenue Code.


    You must elect one of the following distribution options. You may make such election on your New Account Application form.

    1. Automatic Reinvestment Option - All dividends and capital gains distributions will be re-invested in additional Fund shares.

    2. Cash Option - all dividends and capital gains distributions will be paid in cash.

    If you do not elect one of the above Options, Option number 1 will be selected for you automatically. You may change your Option by writing to East End Mutual Funds, Inc., 736 West End Avenue, Suite 3A, New York, NY
    10025.

    The election is effective for dividends and distributions with a record date seven or more business days after the date the Transfer Agent is notified of the election.




                                      TAXATION

    As with any investment, you should consider the tax implications of an investment in the Fund. The following is only a short summary of the important tax considerations generally affecting the Fund and its share-holders. You should consult your tax adviser with specific reference to your own tax situation.

    Federal Taxes. The Fund qualifies and maintains its qualification as a "regulated investment company" under the Internal Revenue Code (hereafter the "Code"), meaning that to the extent a fund's earnings are passed on to shareholders as required by the Code, the Fund itself is not required to pay federal income taxes on the earnings. In order to so qualify, at least 90% of the investment company taxable income of the Fund will be paid as dividends. Investment company taxable income includes taxable interest and dividends. To the extent you receive such a dividend based on either investment company taxable income or a distribution of the excess of net short-term capital gain over net long-term capital loss, you would treat that dividend or distribution as ordinary income in determining your gross income for tax purposes, whether or not you received payment in the form of cash or additional shares. Unless you are exempt from federal income taxes, the dividends and short-term capital gain distributions you receive from the Fund will be taxable to you as ordinary income.

    Any distribution you receive of net long-term capital gain over net short-term capital loss will be taxed as long-term capital gain no matter how long you have held Fund shares. If you hold shares for twelve months or less, and during that time receive a distribution that is taxable as long-term capital gain, any loss you might realize on the sale of those shares will be treated as a long-term capital loss to the extent of the distribution.

    Before you purchase shares of the Fund, you should consider the effect of both dividends and capital gain distributions that are expected to be declared or that have been declared but not yet paid. When a Fund makes these payments, its share price will be reduced by the amount of the payment, so that you will in effect have paid full price for the shares and then received a portion of your price back as a taxable dividend distribution.

    The Fund will notify you annually as to the tax status of dividend and capital gains distributions paid by the Fund. Such dividends and capital gains may be subject to state and local taxes. In the event a shareholder fails to furnish and certify a taxpayer identification number (See "Taxpayer Identification Numbers," p.12), or the Internal
    Revenue Service notifies the Fund that a shareholder's taxpayer identi-fication number is incorrect, or that withholding is otherwise required, the Fund will commence withholding on such shareholder's account.

    Any dividends declared by a fund in October, November or December of a particular year and payable to shareholders of record during those months will be deemed to have been paid by the Fund and received by shareholders on December 31st., of that year, as long as the dividends are actually paid in January of the following year.

    Dated: September 13,2000
           New  York, New York








             This page intentionally left blank







                         VIEWS OF THE MANAGER
                            ANNUAL REPORT
                 FOR THE 12 MONTHS ENDED JUNE 30,2000


Dear Fellow Investor:

The total return for East End Capital Appreciation Fund in the twelve months fiscal year end on June 30, 2000 was 106.69%,  much greater than that of the Standard & Poor's 600 Index which was
12.70%  and the Russell 2000 Index  16.20 %. For the period October
2, 1995 the inception of the Fund to June 30, 2000 the average annual total return for the Fund was 26.36 % , Standard & Poor's 600
 16.92 %,  Russell 2000  15.03 %.  A $10,000 investment during this
period returned   $ 22,521 for the Fund,  $18,038  for the Standard
& Poor's 600 and   $17,137  for the Russell 2000. Dividends and
distributions are included expenses have not since the Index's have none. A exceptional performance for the Fund compared to its peers

Sensing the markets rotation out of old into new industry equities the Manager invested in new industry equities that had been out of favor in 1999. These industries were in Business to Business, Client Management Resources, and Client Access Protection for website. These companies provided software and services to industry for internet website, enabling the efficient and cost effective management of customer sales, service and information access for customers and employees. The Fund held Seibel Systems, Oracle, and Checkpoint Systems leading providers of such software and services.

The internet needed high speed large bandwidth data access to enable commerce over the internet that would replace copper wire with fiber optic telephone equipment and lines of which Nortel Networks,
Comverse Communications, and  JDS Uniphase, provided   all were
holdings of the Fund.

Management will continue to seek insights into future developments in the marketplace and continue to provide above average returns for the Fund's shareholders.

We look foward to a continuing relationship with our current shareholders and to reward their confidence in management.


Sincerely,


/s/ Aristides Matsis, President





















                           FUND HIGHLIGHTS

The total return for East End Capital Appreciation Fund in the twelve months fiscal year end on June 30, 2000 was 106.69%,  much greater than that of the Standard & Poor's 600 Index which was
12.70%  and the Russell 2000 Index  16.20 %. For the period October
2, 1995 the inception of the Fund to June 30, 2000 the average annual total return for the Fund was 26.36 % , Standard & Poor's 600
 16.92 %,  Russell 2000  15.03 %.  A $10,000 investement during this
period returned   $ 22,521 for the Fund,  $18,038  for the Standard
& Poor's 600 and   $17,137  for the Russell 2000. Dividends and
distributions are included expenses have not since the Index's have none. A exceptional performance for the Fund compared to its peers

                          MARKET HIGHLIGHTS

Sensing the markets rotation out of old into new industry equities the Manager invested in new industry equities that had been out of favor in 1999. These industries were in Business to Business, Client Management Resources, and Client Access Protection for website. These companies provided software and services to industry for internet website, enabling the efficient and cost effective management of customer sales, service and information access for customers and employees. The Fund held Seibel Systems, Oracle, and Checkpoint Systems leading providers of such software and services.

This graph and chart is presented in accordance with SEC regulations, compares a $10,000 investment in the Fund made at inception, with the performance of the Standard & Poor's 600 Index and the Russell 2000 Index which are a basket of unmanaged stocks with similar characteristics as the Fund invests in. Results include the reinvestment of all capital gains distributions but no expenses since Index's have none. Performance is historical and does not represent future results. Investment returns and principal value vary and you may have a gain or loss when you sell shares.

The bar chart shows variability of the Fund's shares as a percent change of net asset value on a fiscal year basis. During the 4 3/4 year period shown in the bar chart, the highest return for a 12 month period was 106.69% for the last fiscal year ending June
30, 2000 and the lowest return was -17.87% for the 12 month period ending June 30,1997. .


                              RISK RETURN TABLE

Average Annual
Total Returns            Past     Past 4
For the periods      Year         3/4
ending                            Years
June 30, 2000                     10/95 to
                                  6/2000

East End Capital
Appreciation         125.21 %     26.36 %

Standard & Poor's
600 Index            12.70 %      16.92 %

Russell 2000 Index
                     16.20 %      15.03 %



The  Fund's  total  return  over  its last fiscal year ending June
30, 2000 relative to the Standard and Poor's 600 and Russell 2000 both are broad based unmanaged market index's with similar investment objectives as the Fund were as follows: the Fund's fiscal one year return was 125.21%, the Standard and Poor's 600
Index was 12.70%  and the Russell 2000  16.20%.

















         EAST END MUTUAL FUNDS - CAPITAL APPRECIATION SERIES
                       SCHEDULE OF INVESTMENTS
                            JUNE 30, 2000



                                              SHARES              VALUE
COMMON STOCKS - 91.8%
Commercial Services Security - 16.6 %
Checkpoint Software Tech.Ltd.        *          365               77,289

Computer Software - 22.6%
Oracle Corporation                   *          580               48,756
Siebel Systems                       *          340               55,611

Insurance - 2.1%
Conseco, Inc.                                   200                9,750

Internet Services  - 7.9%
TIBCO Software Inc.                  *          340               36,699

Medical Equipment - 0.8%
VISX Inc.                            *          130                3,648

Pharmaceuticals - 9.0%
Andrx Corp.                          *          323               20,652
Inhale Therapeutic Systems           *          210               21,315

Semiconductors - 8.0%
Intel Corp.                                     270               36,096

Telecommunications Equipment - 24.8%
Comverse Technolgy Inc.              *          280               26,040
JDS Uniphase Corp.                   *          210               25,174
Nortel Networks Corp.                *          672               46,536
Qualcomm Corp.                       *          280               16,800

Total Investments - 91.8%                                        424,366
Cash and Other Assets Less Liabilities - 8.2%                     37,224
                                                              $  462,224

* Non income producing security

  The accompanying notes are a integral part of these financial statements








                          SANVILLE & COMPANY
                     Certified Public Accountants
                          1514 Old York Road
                          Abington, PA 19001
                             215 884-8460

                     INDEPENDENT AUDITORS REPORT

                       To the Shareholders and
                      Board of Directors of the
                     East End Mutual Funds, Inc.
                     Capital Appreciation Series

We have audited the accompanying statement of assets and liabilities of East End Mutual Funds. Inc.- Capital Appreciation Series, including the schedule of investments owned as of June 30, 2000 and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000 by correspondence with the custodian and brokers,. An audit also includes assessing the accounting principles used and significant estimates when made by management as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of East End Mutual Funds, Inc. - Capital
Appreciation Series as of June 30, 2000 the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

Abington, Pennsylvania
                  Sanville & Company
August 2, 2000
                      Certified Public Accountants







      EAST END MUTUAL FUNDS, INC, - CAPITAL APPRECIATION SERIES
                 STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2000

ASSETS

Investments in securities at value
Cost - $173,637)( Notes 1 and 3)                             $ 424,366
U.S. Government securities money market account                  5,338
Cash at custodian bank                                           1,043
Dividend receivable                                                 28
Receivable for investment securities sold                       81,952
Total assets                                                   512,737


LIABILITIES

Due to manager                                                     357
Payable for investment securities purchased                     50,146

Total liabilities                                               50,503


NET ASSETS                                                   $ 462,224

Net assets consist of :

Capital paid-in                                              $ 212,995
Accumulated net realized loss on investments                  ( 1,500)
Net unrealized appreciation of investments                     250,729

NET ASSETS                                                   $ 462,224

NET ASSET VALUE PER SHARE
(based on 22,014 shares outstanding -
authorized with a $.001 per share par value)              $      21.00

The accompanying notes are an integral part of these financial statements




      EAST END MUTUAL FUNDS, INC. - CAPITAL APPRECIATION SERIES
                       STATEMENT OF OPERATIONS
                       YEAR ENDED JUNE 30, 2000


INVESTMENT INCOME

Income
Dividends                                                   $    1,085

Total income
                                                                 1,085

Expenses
Investment management fees (Note 2)                              3,552
Custodian fees                                                   2,667

Total expenses                                                   6,229

Net investment loss                                            ( 5,144)


REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain on investments                                   700
Change in net unrealized gain on investments                   243,672

Net realized and unrealized gain on investments                244,372

Net increase in net assets resulting from operations         $ 239,228


The accompanying notes are an integral part of these financial statements


         EAST END MUTUAL FUNDS - CAPITAL APPRECIATION SERIES
                  STATEMENT OF CHANGES IN NET ASSETS


                                             Year Ended           Year Ended
                                            June 30, 2000        June 30, 2000

INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net Investment loss                       $    (5,144)          $  (  2,904)
Net realized gain on investments                  700                 1,835
Change in net unrealized appreciation
on investments                                243,672                15,687
Net increase (decrease) in net assets
resulting from operations                     239,228                14,618

Distributions to shareholders from:
Net investment income
Net realized gain

Total distributions

Share Transactions
Net proceeds from sales of shares               1,006
Reinvestment of distributions
Cost of shares redeemed                       ( 2,500)
Net decrease in net assets resulting
from share transactions                       ( 1,494)

Total increase in net assets                  237,734                14,618

Net Assets
Beginning of year                             224,490               209,872
End of year                                   462,224               224,490

Other information
Shares:
Sold                                               55
Issued in reinvestment of distributions
Redeemed                                    (     135)
Net (decrease)                              (      80)


The accompanying notes are an integral part of these financial statements




          EAST END MUTUAL FUNDS, INC. - CAPITAL APPRECIATION SERIES
                             FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH  PERIOD

                                      For the Year Ended  June 30   Oct 2,1995
                                                                          to
                                         2000    1999    1998    1997    1996
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD($) 10.160   9.500  10.340  13.730  10.480
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Loss                    ( 0.018) (0.130) (0.290) (0.370) (0.007)
Net Realized and Unrealized Gain
(Loss) on Investments                   10.858   0.790  (0.550) (2.083)  3.335
TOTAL FROM INVESTMENT OPERATIONS        10.840   0.660  (0.840) (2.453)  3.328

LESS DISTRIBUTIONS:
Distributions from Net Realized gain:                            0.937   0.078
TOTAL DISTRIBUTIONS                                              0.937   0.078

NET ASSET VALUE,END OF PERIOD ($)       21.000  10.160   9.500  10.340  13.730

TOTAL RETURN (%)                       106.693   6.947  (8.124)(17.870) 31.730

RATIOS / SUPPLEMENTAL DATA:
Ratio of Expenses (After Reimbursement)
to Average Net Assets (%)                1.801   2.668   3.057   4.840   2.770 *
Ratio of Net Investment Loss to Average
Net Assets (%)                          (1.488) (1.411) (2.658) (3.670) (0.910)*
Portfolio Turnover Rate (%)             42.139  77.364  86.840  26.980  65.810%
NET ASSETS, END OF PERIOD($)           462,224 224,490 209,872 235,139 $284,414

* annualized

The accompanying notes are an integral part of these financial statements

       EAST END MUTUAL FUNDS,INC.- CAPITAL APPRECIATION SERIES
                      NOTES TO FINANCIAL STATEMENTS
                             June 30, 2000


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   Organization: East End Mutual Funds, Inc.- Capital Appreciation Series
   ("the Fund") is a series of East End Mutual Funds, Inc. ("the Company") a Maryland corporation. The Fund is a diversified open end management company registered under the Investment Company Act of 1940 as amended.

   The following is a summary of significant accounting policies followed by the Fund.

   Security Valuation: Securities are valued at the last reported sales price or in the case of securities where there is no reported last sale, the closing bid price. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by or under the supervision on the Company's Board of Directors in accordance with methods which have been authorized by the Board. Short term debt obligations with maturities of 60 days or less are valued at amortized cost which approximates market value.

   Securities Transactions and Investment Income: Security transactions are recorded on the dates the transactions are entered into (the trade dates).
   Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date.
   Interest income is determined on the accural basis. Discount on fixed income securities is amortized.

   Dividends and distributions to Shareholders: The Fund records all dividends and distributions payable to shareholders on the ex-dividend date.

   Permanent book and tax difference relating relating to shareholder dist-ributions may result in reclassifications to paid in capital and may affect the per share allocation between net investment income and realized and un-realized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

   Federal Income Taxes: It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. accordingly no provision for Federal income taxes will be made.

2. MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES

   Unlike the terms of the investment management agreement, East End Investment
   Management Company ("the Manager") has agreed to provide the Fund investment management services and be responsible for the day to day operations of the Fund. The Manager will receive a fee payable monthly, for the performance of its services at an annual rate of 1% on the first $500 million of average daily net assets and .75% in excess of $500 million of average daily net assets. The fee will be accrued daily and paid monthly. A management fee of $3,552 was paid for the year ended June 30, 2000.

   The Manager has voluntarily agreed to bear expenses of the Fund in excess of 1% of daily net assets plus custodian fees over and above the management fee.

   The Manager provided transfer agency, portfolio pricing, administration accounting, financial reporting, tax accounting and compliance services to the fund at no charge for the year ended June 30, 2000.

   The fund has adopted a distribution Plan ("the Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares. The Fund may incur distribution expenses of up to .50% of average daily net assets. No distribution fee was accrued for the year ended
   June 30, 2000.

   Certain officers and directors of the Fund are also officers and directors o the Manager.

3. INVESTMENT TRANSACTIONS:

   Purchases and sales of investment securities (excluding short-term securities) for the year ended June 30, 2000 were $140,289 and $169,559 respectively.

   At June 30, 2000 net unrealized appreciation for federal income tax purposes aggregated $250,729 of which $258,759 related to unrealized appreciation of securities and $8,030 related to unrealized depreciation of securities. The cost of investments at June 30,2000 for federal income tax purposes was $173,637.





                            STATEMENT OF ADDITIONAL INFORMATION


                               EAST END MUTUAL FUNDS, INC.
                               Capital Appreciation Series
                              736 West End Avenue, Suite 3A
                                 New York, NY 10025-6245
                                Tel. No.:  1-877-309-6565



                             Dated:  September 13, 2000



                  This  Statement  of  Additional  Information  is  not a
       prospectus.  It contains information in addition to that set forth in  the  Fund's  prospectus,  dated June 30,2000 It is intended to
       provide   you   with   more  detailed  information  regarding  the
       activities  and  operations  of  the  Fund,  and should be read in conjunction  with  the prospectus, a copy of which may be obtained from  East  End  Mutual  Funds, Inc. without charge at the address stated above or by calling the above number.



                                TABLE OF CONTENTS
                                                                   Page
       The Company    .    .    .    .    .    .    .    .           3
       Investment Objective and Policies  .    .    .    .    .      3
       Investment Restrictions  .    .    .    .    .    .    .      7
       Distribution Plan   .    .    .    .    .    .    .    .      9
       Distributions of Dividends.   .    .    .    .    .    .     10
       Directors and Officers   .    .    .    .    .    .    .     11
       Control Persons and Principal
       Holders of Securities    .    .    .    .    .    .          13
       The Investment Manager   .    .    .    .    .    .    .     13
       Execution of Portfolio Transactions     .    .    .    .    .16
       Additional Purchase afnd Redemption Information    .    .    .17
       Tax Information     .    .    .    .    .    .    .    .     19
       Description of Predecessor Company
       and Management .    .    .    .    .    .    .               23
       Independent Auditors     .    .    .    .    .    .    .     23
       Measuring Performance    .    .    .    .    .    .    .     23


                                 THE COMPANY

                  East End Mutual Funds, Inc. (the "Company") is an open-
       end,  diversified  management  investment  company.   The  Company
       currently  offers  shares of the Capital Appreciation series only.
       Prior  to  its  organization  as  a  corporation,  the Company was organized and operated as a private investment trust.

                  East End Investment Management Company (the "Manager") manages the portfolio of assets of the Capital Appreciation series.

                       INVESTMENT OBJECTIVE AND POLICIES

                  The investment objective and policies of the Fund are described in detail in the Fund's prospectus. The following discussion supplements the Prospectus discussion.

       "When Issued" Securities

                 The  Fund may, from time to time, purchase securities on
       a  "when-issued"  basis.  The price of such securities is fixed at the  time  when the purchase is made, but delivery and payment for
       the   "when-issued"   securities  take  place  at  a  later  date.
       Normally,  the  settlement  date,  when  payment  is  made, occurs within  one  month  of  the date of purchase.  While "when-issued"
       securities  may  be  sold  prior to the settlement date, it is the
       intention   to   purchase  such  securities  for  the  purpose  of
       acquiring  them  unless  a sale appears more advantageous.  At the time  a  commitment  is  made  to  purchase a security on a "when-
       issued"  basis,  the transaction will be recorded and the value of the  security  reflected  in the Fund's per share net asset value.
       The  market  value  of the "when-issued" securities may be more or less  than  the  purchase  price  at  the time of settlement.  The
       Manager  does  not  believe  that  the  Fund's per share net asset value  will be adversely affected by its purchase of securities on
       a  "when-issued"  basis.   The  Fund  will  establish a segregated
       account  with  its  custodian  bank in which it will maintain cash and  high-grade  liquid  debt  securities  equal  in  value to the commitments  for "when-issued" securities.  Such securities either will  be  acquired  or,  if appropriate, will be sold on or before
       the  settlement  date.   To the extent that assets in the Fund are
       held  in  cash pending settlement of the purchase of "when-issued"
       securities, the Fund will earn income on these assets.

                  By taking a position in the "when-issued" securities before the settlement date, the Manager will secure its allotment of a security on behalf of the Fund at a known price and quantity instead of taking a chance that the securities will be available later, on the open market, at a price and quantity that suits the Manager.

       Short Term Trading

                       In  seeking the Fund's objective, the Manager will
       buy  or sell portfolio securities whenever the Manager believes it is  appropriate  to  do so.  In deciding whether it is appropriate to  sell  portfolio  securities, the Manager does not consider how long  the  Fund  has  owned  the security.  From time to time, the
       Fund  securities will be purchased with a view of realizing short-
       term  trading profits.  By exec uting short-term sales, the Manager limits  its exposure to losses which may be greater than the costs and  expenses  of trading involved. Changes in the securities held in  the  Fund's  portfolio  is  known  as "portfolio turnover" and generally  involves some expenses to the Fund.  These expenses may
       include   brokerage  commissions  or  dealer  mark-ups  and  other
       transaction  costs  on  both  the  sale  of the securities and the reinvestment  of  the  proceeds  in other securities.  If sales of the  portfolio  securities  cause  the  Fund to realize short term capital  gains, such gains will be taxable as ordinary income.  As a  result  of the Fund's investment policies, under certain market conditions  the Fund's portfolio turnover rate may be greater than that  of other mutual funds.  Portfolio turnover rate for a fiscal year  is  the  ratio  of  the  lesser  of  purchases  or  sales of securities  to  the  monthly  average of the value of securities--
       excluding  securities  whose  maturities  at  acquisition were one
       year  or  less.   The  Fund's  portfolio  turnover  rate  is not a
       limiting factor when the Manager considers a change in the Fund's portfolio.

       Foreign Securities

                  Since  foreign  securities are normally denominated and
       traded  in foreign currencies, the values of the Fund's assets may be  affected  favorably  or unfavorably by currency exchange rates and exchange control regulations.  Exchange rates with respect to certain  currencies  may  be  particularly volatile and the Fund's policy  is  not  to  invest  in  securities  denominated  in those
       currencies.   There  may  be  less  information publicly available
       about  a  foreign  company  than  a U.S. company and while foreign companies  are  not  generally subject to accounting, auditing and financial  reporting  standards  and practices comparable to those in  the  U.S., the American Depository Receipts and U.S.investment companies  which  invest  in  the securities of issuers located in particular  foreign  countries  ("country  funds")  are subject to such  U.S.  reporting  and  accounting  standards  and  practices.
       Foreign  income  taxes may be withheld at the source on payment of dividends of the foreign issuer.

                   The securities of some foreign companies are less liquid and at times more volatile than securities of comparable
       U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the U.S.

                  In addition, with respect to certain foreign countries,
       there  is  a  possibility  of  nationalization or expropriation of assets,  confiscatory taxation, political or financial instability and  diplomatic  developments  which  could  affect  the  value of
       investments  in  those  countries.   In  certain  countries, legal
       remedies  available  to  investors  may be more limited than those available  with  respect  to  investments  in  the  U.S.  or other
       countries.   The  laws  of  some  foreign  countries may limit the
       Fund's  ability to invest in securities of certain issuers located
       in  those  countries.   Special tax consideration apply to foreign
       securities.   The  Fund  intends  to  invest  only in the American
       Depository  Receipts, the shares of foreign companies whose shares are  directly  listed  on  U.S.  exchanges  and  in  the shares of country  funds  to  eliminate  or  minimize  some of the foregoing risks.

       Securities Loans

                 The  Fund  may  make  secured  loans  of  its  portfolio
       secur6ities  amounting  to  no  more  than 25% of its total assets,
       thereby   realizing  additional  income.   The  risks  of  lending
       portfolio  securities, as with other extensions of credit, consist of  possible  delay in recovery of the securities or possible loss
       of   rights   in   the   collateral   should   the  borrower  fail
       financially.   As a matter of policy, securities loans are made to
       broker  dealers  pursuant  to  agreements requiring that the loans continuously  be secured by collateral consisting of cash or short term  debt obligations at least equal at all times to the value of the  securities  on loan.  The borrower pays to the Fund an amount equal  to  any dividends and interest received on securities lent.
       The  Fund  retains  all  or  a portion of the interest received on investment  of  the  cash  collateral  or  receives a fee from the
       borrower.   Although  voting  rights,  or  rights to consent, with
       respect  to  the  loaned securities pass to the borrower, the Fund retains  the  right  to call the loans on reasonable notice at any time,  and  it  will  do  so to enable the Fund to exercise voting power  on  any  matters  materially affecting the investment.  The
       Fund  may  also  call  such  loans  to  sell the securities.  This practice  allows  the  Fund  to  have interest income it would not have had otherwise.

                             INVESTMENT RESTRICTIONS

                  The following investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities. The Fund may not:

                  1. With respect to 75% of its total assets, invest in the securities of any one issuer (other than those issued or guaranteed as to principal and interest by the U.S. Government and its agencies and instrumentalities), if immediately after and as a result of such investment (a) more than 5% of the total assets of the Fund would be invested in the securities of such issuer or (b) more than 10% of any class of the outstanding voting securities of any issuer would be held.

                  2. Make loans to others, except (a) by the purchase of debt securities which are either publicly distributed or customarily purchased by institutional investors, and (b) by lending of up to 25% of its portfolio securities.

                  3.    (a)   Borrow  money  other  than  from a bank for
       temporary  or emergency purposes and then only in an amount not in excess  of  5%  of  its total assets (at the lower of cost or fair
       market   value):    any  such  borrowing  will  be  made  only  if
       immediately  thereafter  there  is asset coverage of at least 300%
       of  all  borrowings;   (b)  mortgage, pledge or hypothecate any of
       its assets except in connection with permissible borrowings.

                  4. Purchase securities on margin or underwrite securities.

                  5. Invest in oil, gas or mineral exploration or development leases and programs, or real estate. (This does not preclude investments in marketable securities of issuers engaged in such activities.)

                  6.   Invest in commodities or commodity contracts.

                  7.    Invest  more  than  25% of the market value of its
       total  assets  in  the  securities  of  companies  engaged  in one
       industry.   (This  restriction does not apply to securities of the
       U.S. Government, its agencies 0and instrumentalities.)

                  8. Issue senior securities except that the Fund shall not be prohibited from making any permitted borrowings, mortgages or pledges.

                  9.   Engage in the short sales of securities.

                 10. Invest more than 5% of its total assets in securities of any one issuer which, together with predecessors, has not had a record of at least three years of continuous operation.

                 11.   Invest  in  the  securities  of  other investment
       companies,  except as such securities may be acquired as part of a merger,  consolidation  or acquisition of  assets and except as to
       investments   in   foreign  country  funds  which  are  registered
       investment companies.

                 12. Invest in securities with legal or contractual restrictions on resale, or securities which are not readily marketable.

                 13. Invest in any issuer for purposes of exercising control or management.

                  Investment restrictions, 1 through 9 are fundamental policies and may not be changed without shareholder approval.

                  Investment restrictions 10 through 13 may be changed without shareholder approval.

                  The percentage limitations set forth in the investment restrictions described above, are considered at the time that securities are purchased.

                                DISTRIBUTION PLAN

                  The  Fund  has  adopted a Distribution Plan pursuant to
       Rule  12b-1 under the Investment Company Act of 1940.  The purpose of  the  plan  is  to  permit  the  Fund to compensate dealers for
       services   provided  and  for  advertising,  promotion  and  other
       distribution  expenses. The 12b-1 fee will be capped at the annual rate  of  .50%  of  the  Fund's average net assets, subject to the right  of  the  Fund's  Board of Directors to reduce the amount of payments  or  to  suspend  the  Plan  for such periods as they may determine.

                  Subject to these limitations, the amount of such payments and the specific purposes for which they are made shall be determined by the Board of Directors of the Fund.

                   Continuance  of the plan is subject to annual approval
       by  the Board of Directors of the Company, including a majority of the  Board  of  Directors  who  are  not interested persons of the
       Company  and  who  have no direct or indirect interest in the Plan or  related  agreements  (the  "Rule  12b-1  Directors"),  cast in
       person   at   meeting  called  for  that  purpose.   All  material
       amendments  to  the Plan must likewise be approved by the Board of
       Directors,  including a majority of the Rule 12b-1 Directors.  The
       Plan  may not be amended in order to increase materially the costs the  Fund  may  bear for distribution pursuant to the Plan without being  approved by a majority of the outstanding voting securities
       of  the  Fund.   The Plan terminates automatically in the event of
       its  assignment  and  may  be  terminated  without penalty, at any
       time,   by  a  vote  of  a  majority  of  the  outstanding  voting securities  of  the  Fund or by a vote of the majority of the Rule
       12b-1 Directors.

                           DISTRIBUTIONS OF DIVIDENDS

       Distributions to Shareholders

                  The Fund intends to declare and pay dividends and other distributions, as stated in its Prospectus. In order to avoid the payment of any federal exmcise tax, the Fund must declare on or before December 31 of each year distributions at least equal to 98% of its ordinary income for that calendar year and at least
       98% of the excess of any capital gains over capital losses realized in the 12 month period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains from the previous calendar year on which no federal income tax was paid.

                  Distributions  by  the  Fund result in the reduction of
       the  net  asset value of the Fund's shares.  Should a distribution reduce  the  net  asset  value below the shareholder's cost basis,
       such   distribution   would,   nevertheless,  be  taxable  to  the
       shareholder  as  ordinary  income  or  capital  gain  as described
       above,   even  though,  from  an  investment  standpoint,  it  may
       constitute  a partial return of capital.  In particular, investors should  be  careful  to  consider  the  tax implications of buying
       shares  just  prior  to  a  distribution.   The  price  of  shares
       purchased  at  that  time  includes  the amount of the forthcoming
       distribution.   Those  investors purchasing shares just prior to a
       distribution   will   then  receive  a  partial  return  of  their
       investment  upon  such  distribution, which will, nevertheless, be taxable to them.

                             DIRECTORS AND OFFICERS

                   The   Directors   are   responsible  for  the  overall
       management  of  the Fund, including general supervision and review of  the  investment  activities.  The Officers, who administer the
       Fund's   daily   operations,   are   appointed  by  the  Board  of
       Directors.   The current Directors and Officers of the Company and
       their  affiliations  and  principal  occupations for the past five years  are  set  forth below.  The Company does not have any plans in  effect  which  provide  profit  sharing, pension or retirement benefits  for  the  Directors  and Officers or which provides them
       with   health   insurance  benefits.   At  present,  none  of  the
       Directors  will receive any fees or other compensation for serving
       as  Directors.   The  Company  may  determine in the future to pay
       fees to the non-interested directors as well as their expenses.

       Aristides  M.  Matsis:* 59 Chairman of  the  Board and a Director,
       President  and  Treasurer of the Company.  His address is 736 West
       End Avenue, New York, New York 10025. He is an active private investor and is the manager of private investment portfolios incl-uding the management, over the past thirty five years, of private investment trusts with investment objectives and policies similar to those of the Fund.

       Edith B. Matsis, 40 Her address is 736 West End Avenue, New York,
       New York, holds a degree in business administration and manages the office of the Fund.

       * An "interested person" of the Fund as defined in the Investment Company Act of 1940.


       Frederick  M. Fisher, D.D.S., Director.  His address is 1498 Third
       Avenue, New York, New York 10028. Dr. Fisher is in the private practice of dentistry in New York, New York.

       Jeffrey  W.  Newcomer,D.P.M.,  Director.  His address is 74 Ashton
       Place,  Buffalo,  New York. Dr. Newcomer is in private practice in
       Buffalo, New York.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

                  Mr.Aristides M. Matsis, is a control person of the Com-pany and principal shareholder of the Fund.

                             THE INVESTMENT MANAGER

                  Investment management services are provided to the Fund
       by   East   End  Investment  Management  Company  (the  "Manager")
       pursuant  to  an  investment   management agreement dated June 28,
       1995.   The  Investment Management Agreement will remain in effect until  June 28, 2001  unless sooner terminated, and shall continue in  effect  thereafter  for periods not exceeding one year so long as  such  continuation  is  approved  at least annually by (1) the vote  of a majority of the Directors of the Company including by a majority  of  the  non-interested  Directors  cast  in person at a meeting  called  for the purpose of voting on such approval or (2)
       by  a  majority  of the Fund's outstanding voting securities.  The
       Agreement  may  be terminated at any time, without penalty, by the
       Fund  or  the  Manager  upon  sixty  days  written  notice, and is automatically  terminated  in  the  event  of  its  assignment  as defined in the Investment Company Act.

                  Mr. Aristides M. Matsis, is a Director and is President and Treasurer and Edith B. Matsis is a Director, Vice President and Secretary, of the Manager. Mr.Aristides M. Matsis owns 100% of the Manager's outstanding voting securities.

                  The  Fund  is  responsible  for  the  Fund's  operating
       expenses  including,  but  not limited to:  the costs of portfolio securities  purchased or sold (including brokerage commissions and referral  fees  to  brokers,  if  any, for referring institutional investors)  and  any  losses  incurred  in  connection  with  such transactions;  fees  payable  to  or the reimbursement of expenses
       incurred   on  behalf  of  the  Fund  by  the  Manager  under  the
       Investment  Management  Agreement;  Plan of Distribution payments;
       the  expenses  of organizing the Company and the Fund; filing fees and  expenses  relating  to  the registration and qualification of the  Fund's  shares  and  the  Company  under federal and/or state
       securities   laws   and   maintaining   such   registrations   and
       qualifications;  fees  payable  to the Company's Directors who are non-interested  Directors  and all expenses incurred in connection with  services,  including travel expenses; taxes and governmental
       fees;   costs   of   liability,   fidelity   and  other  insurance
       (including  directors  and officers liability insurance and errors and  omissions  insurance);  expenses  arising  out  any claim for damages  or other relief asserted against the Company or the Fund;
       legal  fees  and  expenses  and  accounting and auditing expenses;
       charges of the custodian; charges of the transfer agent, pricing agent  and other agents; the expenses of setting in type, printing and  mailing  prospectuses,  statements of additional information, proxy  materials and shareholder reports to existing shareholders;
       any  extraordinary  expenses  (including  any expenses the Company may  incur  as  a result of its involvement in any action, suit or proceeding  or  its legal obligation to provide indemnification to its  officers,  directors,  employees and agents); fees, voluntary
       assessments   and  other  expenses  incurred  in  connection  with
       membership  in  investment  company trade organizations; the costs of  printing,  mailing  and  tabulating  proxies  and the costs of meetings  of  shareholders,  the  Board  and any committees of the
       Board;  the  cost of educational materials, informative literature and  other  publications  provided by the Company to its Directors and Officers in connection with the performance of their duties.

      i The Manager has agreed that if, in any fiscal year, the Fund shall qualify its shares for sale in any jurisdiction, the applicable statutes or regulations of which expressly limit the amount of the Fund's total annual expense's the Manager shall defer its annual investment management fee to the extent that the Fund's total annual expenses as a percentage of average net assets (other than brokerage commissions, other capital items, interest, taxes, extraordinary items and other excludable items, charges, costs and expenses) exceed the percentage limitations imposed on the Fund by the most stringent regulations of any such jurisdiction, so long as the Fund remains so qualified in such jurisdiction. There are no limitations by any state at this time

                  To the extent the Manager performs a service or assumes an operating expense for which the Fund is obligated but cannot, at the time, pay (other than services which the Manager is obligated to perform under the Investment Management Agreement) or defers its fee as the result of the application of a state expense limitation requirement, the Manager is entitled to seek reimbursement from the Fund within the following three years for the Managers' costs incurred in rendering such service, assuming such expense or deferring its fee.

                       EXECUTION OF PORTFOLIO TRANSACTIONS

                  Pursuant  to  the  Investment Management Agreement, the
       Manager  determines  which securities are to be purchased and sold by  the Company on behalf of the Fund and which broker-dealers are eligible  to  execute  the  Fund's  transactions,  subject  to the instructions  of  and  review by the Company's Board of Directors.
       Purchases  and  sales of securities in the over-the-counter market will  generally be executed directly with a "market maker" unless, in  the  opinion  of  the  Manager or the Fund, a better price and execution  can  otherwise  be  obtained  by using a broker for the
       transaction.   Where possible, purchase and sale transactions will
       be   effected   through  broker-dealers  (including  banks)  which
       specialize  in  the  types  of  securities  which the Fund will be holding, unless better executions are available elsewhere.

                 Securities  may  also  be purchased from a broker-dealer
       acting  as dealer and from underwriters.  Dealers and underwriters
       usually    act   as   a   principal   for   their   own   account.
       Purchases  from  dealers  will  include the spread between the bid and  asked  price  and  purchases from underwriters will include a concession paid by the issuer to the underwriter.

                 Investment decisions for the Fund are made independently
       from   those   of   other   client   accounts   of   the  Manager.
       Nevertheless,  it  is  possible that at times identical securities will  be  selected  for investment by the Fund and for one or more of  such  client  accounts.  To the extent that any client account and  the  Fund are in the market for the same security at the same time,  the  number  of shares or amount of securities being sought for  the  Fund  may not be obtainable or, if obtainable, then at a
       higher  price.   Similarly,  the Fund may not be able to obtain as
       high  a  price  for,  or to sell the number of shares or amount of securities desired, at the same time.

                 The  Fund  does not deem it practicable and in its best
       interests  to  solicit  competitive  bids  for commission rates on each  transaction. However, consideration is regularly given to
       information   concerning   the  prevailing  level  of  commissions
       charged   on  comparable  transactions  by  qualified  brokers  in
       general.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                   Payments  to  shareholders  for  shares  of  the  Fund
       redeemed  directly  from  the  Fund  will  be  made as promptly as possible  but  no  later  than  seven  days  after  receipt by the
       Fund's   Transfer  Agent  of  the  written request in proper form,
       with  the  appropriate  documentation  as  stated  in  the  Fund's
       Prospectus,  except  that the right of redemption may be suspended or  the  date  of  payment  postponed  during  any period when (a)
       trading   on   the  New  York  Stock  Exchange  is  restricted  as
       determined  by  the  Securities  and  Exchange  commission or such exchange  is  closed  for  other than weekends or holidays; (b) an emergency  exists  as  determined  by  the Securities and Exchange
       Commission  making  sales  or purchases of portfolio securities or valuation  of the Fund not reasonably practicable; or (c) for such other  period as the Securities and Exchange Commission may permit for  the protection of the Fund's shareholders.  At various times, the  Fund  may  be requested to redeem shares for which it has not yet  received  confirmation of good payment; in this circumstance, the  Fund  may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Fund.

                  The  Fund  intends  to  pay cash (U.S. dollars) for all
       shares   redeemed,  but,  under  abnormal  conditions  which  make
       payment  in  cash  unwise, the Fund may make payment partly in its portfolio  securities.  Although the Fund does not anticipate that it  will  make  any part of a redemption payment in securities, if such  payment  were made the investor may incur brokerage costs in converting  such  securities  to cash.  The Fund has elected to be governed  by  Rule  18f-1  under  the  1940  Act, which contains a formula  for determining the minimum redemption  amounts that must
       be  paid  in  cash.   Any  portfolio  securities issued for an "in
       kind" redemption will be readily marketable.

                  The redemption proceeds may be more or less than the investor's cost, depending on the market value of the Fund's portfolio securities at the time of redemption.

                                 TAX INFORMATION

       Taxation of the Fund

                  The  Fund intends to qualify and elect to be treated as
       a  regulated investment company under subchapter M of the Internal
       Revenue  Code  of  1986,  as amended (the "Code") for each taxable year  by  complying with all applicable requirements regarding the source  of  its income, the diversification of its assets, and the timing  of  its distributions.  The Fund's policy is to distribute to  its  shareholders all of its net investment income and any net realized  capital  gains  for each calendar year in a manner which complies  with  the distribution requirements of the Code so as to avoid  being  subject  to  any  federal  income  or  excise taxes.
       However,  the  Board  of Directors may elect to pay any applicable
       excise   taxes  if  it  determines  that  payment  is,  under  the
       circumstances, in the best interests of the Fund.

                  In order to qualify as a regulated investment company the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest,payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities, or other income derived with respect to the business of investing in stock; (b) derive less than 30% of its gross income from the sale or other disposition of stock or securities held less than three months; and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities (provided that the securities of any one issuer shall not exceed 5% of the Fund's assets or 10% of the voting securities of the issuer), and (ii) not more than 5% of the Fund's assets is invested in the securities of any one issuer
       (other than U.S.Government securities or the securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on taxable income (including realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

                  Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.

       Taxation of Shareholders

                  Distributions of net investment income and net realized
       capital  gains  will  be  taxable  to shareholders whether made in
       cash  or  reinvested  in  shares.   In  determining amounts of net
       realized  capital  gains  to  be  distributed,  any  capital  loss carryover  from  prior  years  will  be  applied  against  capital
       gains.   Shareholders  receiving  distributions  in  the  form  of
       additional  shares  will  have a cost basis for federal income tax purposes  in  each  share so received equal to the net asset value
       of   a   share  of  the  Fund  on  the  reinvestment  date.   Fund
       distributions  will  also be included in individual  and corporate shareholders  income  on  which the alternative minimum tax may be imposed.

                  Distributions  of net investment income (which includes
       the  excess  of  net  short-term  capital  gain over net long-term capital  loss)  will be taxed as ordinary income. A portion of the net  investment  income  distributions  is expected to qualify for the  corporate  received deduction, subject to the satisfaction by the  corporate  shareholder  of certain holding and debt financing
       restrictions.   The  portion  of  the distribution deducted by the
       corporate   shareholder   must   be   included   in  its  adjusted
       alternative minimum taxable income.

                  Any  distributions of Fund's net long-term capital gain
       in  excess  of its short-term capital loss is treated as long-term capital  gain  regardless  of the length of time the Fund's shares have  been held by the shareholder. The maximum federal income tax
       rate   on  long-term  capital  gains  income  for  individuals  is currently  20%  as  contrasted  with  a federal income tax rate of
       39.6%   on   ordinary   income   distributions.    For   corporate
       shareholders,  long-term capital gains income is taxed at the same rate as ordinary income.

                  Sales  and redemptions of shares of the Fund may result
       in  gains  and  losses  for  tax  purposes  to  the  extent of the difference  between  the proceeds from the shares redeemed and the
       shareholder's  adjusted  tax  basis  for  such  shares.   Any loss
       realized  upon  the  redemption  of  shares within six months from their  date  of  purchase  will  be treated as a long-term capital loss  to  the  extent  of  distributions of long-term capital gain dividends  during  such  six  month period.  All or a portion of a loss  realized  upon the redemption of shares may be disallowed to the  extent  shares  are  purchased  (including shares acquired by means  of  reinvested  dividends)  within  30 days before or after such redemption.

       Backup Withholding

                  The  Fund  or the securities dealer effecting a sale of
       Fund  shares by a shareholder will be required to file information reports  with the Internal Revenue Service ("IRS") with respect to
       distributions,   redemptions   and  other  payments  made  to  the
       shareholders.   In addition, the Fund will be required to withhold
       20%  of federal income tax on distributions, redemptions and other payments  made  to  accounts  of  individual  or  other tax exempt shareholders  who  (i)  have  not furnished their correct taxpayer identification  numbers and certain required certifications on the account  application,  or  (ii)  with respect to which the Fund or the  securities  dealer  has  been  notified  by  the IRS that the number  furnished  is  incorrect  or that the account is otherwise
       subject  to  withholding.   The  Fund will inform investors of the
       source  of  their dividends and distributions at the time they are paid,  and  will  promptly  after  the  cost of each calendar year advise  investors  of  the  tax  status  of such distributions and dividends.

       Miscellaneous

                  The  above  discussion is not intended to be a complete
       discussion  of  all  applicable  federal  tax  consequences  of an
       investment   in  the  Fun.   Distributions  and  the  transactions
       referred  to  in  the preceding paragraphs may be subject to state or  local  income taxes, and the treatment thereof may differ from the  federal  income tax treatment.  In particular, under the laws of  certain  states,  distributions  of  net investment income are taxable  to  shareholders  as  dividends, even though a portion of
       such   distributions   may   be  derived  from  interest  on  U.S.
       Government   obligations  which,  if  received  directly  by  such
       shareholders,  would  be  exempt from state income tax.  Given the passive  nature  of  the  income  realized  and distributed by the
       Fund,  as  a  very  general  rule,  a  shareholder  should only be subject  to  tax  on  Fund distributions or redemption payments in the state in which the shareholder resides (or has its commercial domicile in the case of a non-individual).


                              INDEPENDENT AUDITORS

                   Sanville  &  Company,  Philadelphia, Pennsylvania, has
       been  selected  as  independent  public  accountants  for East End
       Mutual  Funds,  Inc.   The  financial  statements  included in the
       Prospectus  have  been  included  in  reliance  on  the  report of
       Sanville  &  Company,  given  on  the  authority  of  said firm as experts in auditing and accounting.

                             MEASURING PERFORMANCE

                  Performance  information  provides you with a method of
       measuring  and  monitoring  your  investments.   East  End  Mutual
       Funds,  Inc. may quote the performance of the Capital Appreciation
       Series in advertisements or shareholder communications.



        Understanding performance measures:

                  Total return for the Capital Appreciation Series may be
       calculated   on  an  average  annual  total  return  basis  or  an
       aggregate   total  return  basis.   Average  annual  total  return
       reflects  the  average  annual  percentage  change  in value of an
       investment  over  the  measuring  period.   Aggregate total return
       reflects  the  total  percentage  change in value of an investment over  the measuring period.  Both measures assume the reinvestment of dividends and distributions.

       Performance comparisons:

                 Yield  and  total  return  of  the  Capital Appreciation
       Series may be compared to those of mutual funds with similar investment objectives and to bond, stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor mutual fund performance.

                  Total return and yield data, as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal, Investor's Business Daily and The New
       York Times, as well as in publications of a local or regional nature, may be used for comparison.

                  The performance of The Capital Appreciation Series may also be compared to data prepared by Lipper Analytical Services, Inc.; Morningstar and Value Line Mutual Fund Service and total returns for the Capital Appreciation Series may be compared to indices such as the Dow Jones Industrial Average, the Standard &
       Poor's 600 or 500  and Russell 2000 or 3000 Stock Index's, and the
       NASDAQ Composite or 100 stock Index's.


       Performance information:

       The Prospectus contains a brief description of how performance is calcuated quotations of average annual total return for a fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in such Fund over periods of 1, 5, and 10 years (or up to the life of the Fund). These are the annual rate of return that would equate to the initial amount invested to the end-ing redeemable value. These rates of return are calculated pursuant to the following formula; P(1 + T)n = ERV, (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypo-thetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. The average annual total return of the Fund computed for year ended June 30,2000 was 106.69%.

       Financial Statements:

       The following audited finacial statements for the period ended June
       30, 2000 are hereby incorporated into this SAI by reference to the Funds Annual Report dated June 30, 2000. A copy of such report ac-companies this statement of Additional Information.

       Documents Incorporated by Reference to the Annual report:

       Schedules of Investments as of June 30, 2000
       Statement of Operations for the period ended June 30, 2000
       Statement of Assets and liabilities as of June 30, 2000
       Statement of Changes in Net assets year ended June 30, 2000
       Financial Highlights for the life of the Fund
       Notes to Financial Statements
       Report of Independent Accountants

       The portions of such Annual Report that are not specifically listed above are not incorporated by reference into this Statement of e vAdd-itional Informanton and are not part of the Registration Statement.

       Dated: September 13,2000
              New York, New York
















                            Form 24F-2

     Annual Notice of Securities Sold Pursuant to Rule 24F-2

        1. Name and address of issuer:

           East End Mutual Funds, Inc.
           736 West End Avenue, Ste. 3A
           New York, New York 10025

        2. Name of each series or class of funds for which notice is filed.

           Capital Appreciation

        3. Investment Company Act File Number: 811-8408
           Securities Act File Number: 33-80020

        4. Last day of fiscal year this notice is filed: June 30

        5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before the termination of the issuer's 24f-2 declaration:

                                                           No

        6. Date of termination of issuer's declaration under Rule 24f-2
           (a)(1), if applicable:
                                                      Not Applicable

        7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year but which remained unsold at the beginning of the fiscal year:

                                                        Not applicable.

        8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                                         Not Applicable.

        9. Number and aggregate sale price of securities sold during the fiscal year:
                                                  103.840, $2,000.00

        10.Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                                  103.840, $2,000.00

        11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reimbursement plans if applicable:

                                                       Not Applicable.

        12. Calculation of registration fee:
            (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from item 10):

                                                          $ 2,000.00


           (ii) Aggregate price of shares issued in connection with div-idend reinvestment plans (from item 11 if applicable):

                                                                  0

           (iii) Aggregate price of shares redeemed or repurchased during the fiscal year(if applicable)

                                                           $2,500.00


           (iv) Aggregate price of shares redeemed or repurchased and applied as a reduction to filing fees pursuant to rule 24f-2
           (if applicable):
                                                           $2,500.00

           (v) Net aggregate price of securities sold and issued during the fiscal ayear in reliance of rule 24f-2[line (i) plus line
           (ii), less line (iii), plus line (iv) (if applicable):

                                                            ($500.00)

           (vi) Multiplier prescribed by Section 6(b) of the Securities
           Act of 1933 or other applicable law or regulation:

                                                              1/2900

           (vii) Fee due [line (i) or line (vii):


                                                                $ 0

        13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Comm-ission's Rules of Informal and Other procedures (17CFR 202
            .3a:
                                                           No fees due

            Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                                           No fees due


                                   SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacity and on the dates indicated.

        By: /s/Aristides Matsis
        Aristides Matsis, President
        Date 9/13/2000
















                                      2


                    MINUTES OF A SPECIAL MEETING OF THE BOARD
                           TO APPROVE FIDELITY BOND OF
                           EAST END MUTUAL FUNDS, INC.


       MINUTES of the meeting, duly called, of the Board of Directors of East End Mutual Funds, Inc. a Maryland corporation, held on the
       26th  day  of  June, 2000  at  736 West End  Avenue, Suite 3A  New
       York, New York at 6:30 PM.

       The President of the Corporation called the meeting to order.

       The  Secretary  called  the  roll  and  the  following Independent
       Directors  were  found present: Editha Matsis, Dr. Fred Fisher and
       Dr. Jeffrey Newcomer.

       The Secretary reported that Notice of the time and place of holding the meeting was given to each Director by mail in accordance with the By-Laws.

       On motion duly made and carried, the notice was ordered filed.

       The President then stated that a quorum was present and the meeting was ready to transact business.

       The minutes of the preceding meeting of the Board, held on the 27th. day of June 1999 were read and adopted.

       The President presented his report.

       WHEREAS  this  Corporation must pursuant to Rule 17g-1 of the 1940
       Act  approve  the  fidelity  bond originally issued National Union
       Fire   in the amount of $50,000 in favor of East End Mutual Funds,
       Inc.  solely,  of which the premium has been prepaid to September,
       14, of 2000.

       Now therefore it is resolved that the Corporation by the majority of its Independent Directors unanimously approves said bond.

       On motion duly made and carried, the same was received and ordered to be filed.

       There being no further business before the meeting, on motion duly made, seconded and carried, the meeting was adjourned.

       IN WITNESS WHEREOF, I have hereunto set my hand on this 26th. day of June, 2000.

                      /s/Editha B.Matsis, Secretary



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